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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—93.8%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$34,841
AEROSPACE & DEFENSE—3.6%
Hexcel Corp.	30,300	1,253,814
Honeywell International, Inc.	437,994	45,200,981
Lockheed Martin Corp.	84,413	17,811,143
The Boeing Co.	181,260	21,774,764
		86,040,702
AIRLINES—0.9%
Delta Air Lines, Inc.	439,200	19,452,168
Spirit Airlines, Inc.*	61,461	2,569,070
		22,021,238
ALTERNATIVE CARRIERS—0.3%
Level 3 Communications, Inc.*	134,488	6,564,359
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	202,189	18,021,106
salesforce.com, inc.*	501,153	34,108,473
		52,129,579
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	459,844	29,862,269
WABCO Holdings, Inc.*	40,600	3,639,790
		33,502,059
BIOTECHNOLOGY—5.6%
ACADIA Pharmaceuticals, Inc.*	274,700	5,683,543
Biogen, Inc.*	117,065	31,965,769
BioMarin Pharmaceutical, Inc.*	70,770	5,238,396
Celgene Corp.*	349,956	35,107,586
Gilead Sciences, Inc.	333,960	27,718,680
Incyte Corp.*	65,002	4,586,541
Vertex Pharmaceuticals, Inc.*	284,691	25,835,708
		136,136,223
BREWERS—1.9%
Anheuser-Busch InBev SA#	66,293	8,342,311
Molson Coors Brewing Co., Cl. B	402,478	36,416,210
		44,758,521
BROADCASTING—0.1%
CBS Corp., Cl. B	64,400	3,059,000
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	124,270	6,038,279
Lennox International, Inc.	21,929	2,627,533
		8,665,812
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	697,681	38,867,808
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.*	103,315	6,201,999
ARRIS International PLC.*	293,400	7,472,898
		13,674,897
CONSUMER FINANCE—0.3%
LendingClub Corp.*	265,669	1,960,637

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER FINANCE—(CONT.)
Synchrony Financial*	167,127	$4,749,750
		6,710,387
DATA PROCESSING & OUTSOURCED SERVICES—4.2%
Alliance Data Systems Corp.*	27,750	5,544,172
Sabre Corp.	634,000	16,236,740
Visa, Inc., Cl. A	1,075,906	80,144,238
		101,925,150
DRUG RETAIL—1.3%
CVS Caremark Corp.	200,321	19,349,005
Walgreens Boots Alliance, Inc.	143,920	11,473,303
		30,822,308
FOOD RETAIL—0.8%
The Kroger Co.	519,876	20,176,388
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	150,926	9,358,921
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	132,592	9,952,355
Dollar Tree, Inc.*	142,655	11,600,705
		21,553,060
HEALTH CARE EQUIPMENT—2.4%
Boston Scientific Corp.*	209,600	3,674,288
DexCom, Inc.*	161,900	11,540,232
Edwards Lifesciences Corp.*	269,300	21,061,953
Hologic, Inc.*	155,605	5,281,234
STERIS PLC.	248,867	17,231,551
		58,789,258
HEALTH CARE FACILITIES—1.2%
Acadia Healthcare Co., Inc.*	31,600	1,928,548
Amsurg Corp.*	136,500	9,990,435
HCA Holdings, Inc.*	201,008	13,986,137
Universal Health Services, Inc., Cl. B	32,500	3,660,800
		29,565,920
HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard, Inc.	114,711	3,994,237
Electronic Arts, Inc.*	156,600	10,107,747
		14,101,984
HOME IMPROVEMENT RETAIL—0.2%
The Home Depot, Inc.	48,865	6,145,262
HOTELS RESORTS & CRUISE LINES—1.3%
Ctrip.com International Ltd.#*	188,206	8,032,632
Norwegian Cruise Line Holdings Ltd.*	455,800	20,679,646
Royal Caribbean Cruises Ltd.	30,100	2,466,996
		31,179,274
HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp.*	604,578	32,072,863
Newell Rubbermaid, Inc.	471,900	18,300,282
		50,373,145

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL CONGLOMERATES—0.1%
General Electric Co.	92,175	$2,682,292
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	111,359	14,110,299
INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Verizon Communications, Inc.	122,200	6,106,334
INTERNET RETAIL—4.8%
Amazon.com, Inc.*	183,004	107,423,348
NetFlix, Inc.*	80,063	7,352,986
		114,776,334
INTERNET SOFTWARE & SERVICES—15.2%
Alibaba Group Holding Ltd.#*	13,900	931,717
Alphabet, Inc., Cl. C*	259,491	192,788,839
comScore, Inc.*	53,600	2,065,208
Facebook, Inc., Cl. A*	1,138,367	127,736,161
LinkedIn Corp., Cl. A*	100,937	19,976,442
Palantir Technologies, Inc., Cl. A*,@	153,282	1,548,148
Twitter, Inc.*	84,100	1,412,880
Yahoo! Inc.*	683,887	20,181,505
		366,640,900
INVESTMENT BANKING & BROKERAGE—0.5%
E*TRADE Financial Corp.*	96,081	2,263,668
Morgan Stanley	430,934	11,152,572
		13,416,240
LEISURE PRODUCTS—0.4%
Coach, Inc.	273,000	10,114,650
LIFE SCIENCES TOOLS & SERVICES—2.2%
Thermo Fisher Scientific, Inc.	395,807	52,270,272
MANAGED HEALTH CARE—2.3%
Aetna, Inc.	94,843	9,658,811
Humana, Inc.	48,600	7,911,594
UnitedHealth Group, Inc.	339,195	39,061,696
		56,632,101
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	173,764	16,650,067
Time Warner, Inc.	70,848	4,990,533
		21,640,600
OIL & GAS EQUIPMENT & SERVICES—0.4%
Schlumberger Ltd.	51,000	3,685,770
Weatherford International PLC.*	760,400	5,125,096
		8,810,866
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Anadarko Petroleum Corp.	135,338	5,290,362
EOG Resources, Inc.	52,100	3,700,142
		8,990,504
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Bank of America Corp.	578,541	8,180,570
PACKAGED FOODS & MEATS—0.6%
General Mills, Inc.	91,700	5,181,967

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—(CONT.)
The Kraft Heinz Co.	50,500	$3,942,030
The WhiteWave Foods Co.*	33,600	1,268,400
TreeHouse Foods, Inc.*	46,200	3,666,432
		14,058,829
PHARMACEUTICALS—5.9%
Allergan PLC.*	211,422	60,134,759
Bristol-Myers Squibb Co.	677,460	42,110,914
Eli Lilly & Co.	171,800	13,589,380
Pacira Pharmaceuticals, Inc.*	192,400	11,432,408
Shire PLC.	260,683	14,622,757
		141,890,218
RAILROADS—0.6%
Union Pacific Corp.	203,026	14,617,872
REGIONAL BANKS—0.4%
Citizens Financial Group, Inc.	441,800	9,388,250
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	476,211	2,014,371
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	178,100	13,001,300
RESTAURANTS—3.0%
McDonald's Corp.	317,107	39,251,504
Starbucks Corp.	375,835	22,839,493
Yum! Brands, Inc.	155,164	11,229,219
		73,320,216
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	398,758	13,713,288
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.	90,200	6,475,458
SEMICONDUCTORS—3.5%
Avago Technologies Ltd.*	177,096	23,679,506
Broadcom Corp., Cl. A	402,713	22,016,320
Microsemi Corp.*	581,200	18,424,040
NXP Semiconductors NV*	165,567	12,381,100
Skyworks Solutions, Inc.	102,751	7,081,599
		83,582,565
SOFT DRINKS—1.1%
PepsiCo, Inc.	264,392	26,254,126
SPECIALIZED CONSUMER SERVICES—0.7%
ServiceMaster Global Holdings, Inc.*	380,300	16,052,463
SPECIALIZED FINANCE—0.1%
McGraw Hill Financial, Inc.	30,064	2,556,041
SPECIALTY CHEMICALS—0.8%
PPG Industries, Inc.	86,861	8,262,218
The Sherwin-Williams Co.	43,500	11,121,645
		19,383,863
SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	129,081	14,973,396

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—4.8%
Fortinet, Inc.*	130,200	$3,663,828
Microsoft Corp.	1,944,988	107,149,389
ServiceNow, Inc.*	62,966	3,917,115
		114,730,332
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	1,326,330	129,104,962
TOBACCO—0.7%
Altria Group, Inc.	278,506	17,019,502
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	706,178	18,551,296
United Rentals, Inc.*	101,300	4,853,283
		23,404,579
WIRELESS TELECOMMUNICATION SERVICES—0.5%
SBA Communications Corp., Cl. A*	135,543	13,456,709
TOTAL COMMON STOCKS
(Cost $2,132,242,495)		2,259,526,398
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	715,332	300,439
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	692,982
		993,421
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	625,130	6,313,813
Palantir Technologies, Inc., Cl. D*,@	81,445	822,594
		7,136,407
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	76,682	2,889,378
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		11,019,206
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	739,052	19,414,896
(Cost $24,452,927)		19,414,896
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	597,760	14,812,493
SPECIALIZED—0.4%
Crown Castle International Corp.	101,500	8,749,300
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $26,319,295)		23,561,793
Total Investments
(Cost $2,191,726,229)(b)	96.1%	2,313,522,293
Other Assets in Excess of Liabilities	3.9%	93,893,225
NET ASSETS	100.0%	$2,407,415,518

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2016 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$24,057	0.00%	$34,841	0.00%
Choicestream, Inc., Cl. A	12/17/13	572,038	0.03%	300,439	0.01%
Choicestream, Inc., Cl. B	7/10/14	989,973	0.05%	692,982	0.03%
Intarcia Therapeutics, Inc.	3/27/14	2,483,730	0.14%	2,889,378	0.12%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	1,548,148	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	6,313,813	0.26%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	822,594	0.04%
Total				$12,602,195	0.52%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,191,726,229, amounted to $121,796,064 which consisted of aggregate gross unrealized appreciation of $228,719,591 and aggregate gross unrealized depreciation of $106,923,527.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—96.1%	SHARES	VALUE
BELGIUM—2.0%
BREWERS—0.8%
Anheuser-Busch InBev NV	14,309	$1,800,008
FOOD RETAIL—1.2%
Delhaize Group	23,300	2,446,133
TOTAL BELGIUM
(Cost $3,665,948)		4,246,141
CANADA—0.7%
INTEGRATED OIL & GAS—0.7%
Suncor Energy, Inc.	57,500	1,362,118
(Cost $2,127,063)
CHINA—6.8%
CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.	712,800	1,151,113
DIVERSIFIED BANKS—0.5%
China Construction Bank Corp.	1,654,100	1,014,109
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
PAX Global Technology Ltd.	1,200,000	1,218,014
HEALTH CARE FACILITIES—0.6%
Phoenix Healthcare Group Co., Ltd.	1,350,000	1,178,337
INTERNET SOFTWARE & SERVICES—2.6%
Alibaba Group Holding Ltd.#*	30,900	2,071,227
Baidu, Inc.#*	4,700	767,369
Tencent Holdings Ltd.	136,300	2,560,677
		5,399,273
LIFE & HEALTH INSURANCE—0.7%
Ping An Insurance Group Co., of China Ltd.	332,100	1,508,962
REAL ESTATE DEVELOPMENT—0.7%
China Overseas Land & Investment Ltd.	529,000	1,549,010
WIRELESS TELECOMMUNICATION SERVICES—0.6%
China Mobile Ltd.	104,600	1,152,989
TOTAL CHINA
(Cost $15,366,785)		14,171,807
DENMARK—2.4%
BIOTECHNOLOGY—0.4%
Bavarian Nordic A/S*	19,700	826,236
PHARMACEUTICALS—2.0%
Novo Nordisk A/S, Cl. B	75,600	4,223,713
TOTAL DENMARK
(Cost $5,305,880)		5,049,949
FRANCE—5.8%
APPLICATION SOFTWARE—0.5%
Dassault Systemes	13,488	1,042,776
BIOTECHNOLOGY—0.7%
DBV Technologies SA#*	27,200	706,928
Innate Pharma SA*	61,950	826,774
		1,533,702
DIVERSIFIED BANKS—1.2%
BNP Paribas SA	51,800	2,454,425

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FRANCE—(CONT.)
HEALTH CARE SUPPLIES—0.9%
Essilor International SA	14,600	$1,811,720
HOME ENTERTAINMENT SOFTWARE—0.8%
UBISOFT Entertainment*	57,200	1,571,518
INTEGRATED OIL & GAS—1.5%
TOTAL SA	70,900	3,150,170
INTERNET SOFTWARE & SERVICES—0.2%
Criteo SA#*	13,500	399,330
TOTAL FRANCE
(Cost $12,693,237)		11,963,641
GERMANY—8.7%
ALTERNATIVE CARRIERS—0.4%
Tele Columbus AG*	80,434	818,720
APPLICATION SOFTWARE—0.9%
SAP SE#	23,700	1,888,969
AUTOMOBILE MANUFACTURERS—2.2%
Bayerische Motoren Werke AG	36,146	3,011,116
Daimler AG	21,900	1,533,656
		4,544,772
ELECTRONIC EQUIPMENT MANUFACTURERS—0.2%
SLM Solutions Group AG*	30,287	488,980
HEALTH CARE SERVICES—1.9%
Fresenius Medical Care AG & Co.	43,700	3,881,924
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
Deutsche Telekom AG	267,100	4,652,051
INTERNET SOFTWARE & SERVICES—0.9%
United Internet AG	36,000	1,863,554
TOTAL GERMANY
(Cost $19,166,223)		18,138,970
HONG KONG—1.9%
LIFE & HEALTH INSURANCE—1.6%
AIA Group Ltd.	592,504	3,297,913
SPECIALIZED FINANCE—0.3%
Hong Kong Exchanges and Clearing Ltd.	33,000	733,892
TOTAL HONG KONG
(Cost $3,731,112)		4,031,805
INDIA—2.3%
DIVERSIFIED BANKS—1.4%
HDFC Bank Ltd.	155,200	2,850,980
PHARMACEUTICALS—0.9%
Sun Pharmaceutical Industries Ltd.	144,000	1,874,698
TOTAL INDIA
(Cost $3,812,057)		4,725,678
INDONESIA—0.5%
DIVERSIFIED BANKS—0.5%
Bank Rakyat Indonesia Persero Tbk., PT	1,260,000	1,039,157
(Cost $1,034,591)

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ISRAEL—1.4%
PHARMACEUTICALS—1.4%
Teva Pharmaceutical Industries Ltd.#	47,400	$2,914,152
(Cost $2,998,847)
ITALY—3.1%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Azimut Holding SpA	91,700	1,931,332
DIVERSIFIED BANKS—1.4%
Intesa Sanpaolo SpA	1,003,300	2,859,231
GAS UTILITIES—0.5%
Snam SpA	184,400	1,034,882
WIRELESS TELECOMMUNICATION SERVICES—0.3%
Infrastrutture Wireless Italiane SpA*	137,800	696,114
TOTAL ITALY
(Cost $7,426,023)		6,521,559
JAPAN—17.8%
AUTOMOBILE MANUFACTURERS—2.2%
Toyota Motor Corp.	77,625	4,675,513
BREWERS—1.0%
Asahi Group Holdings Ltd.	63,900	2,051,072
COMMODITY CHEMICALS—1.1%
Toray Industries, Inc.	272,750	2,312,147
DIVERSIFIED BANKS—2.9%
Japan Post Bank Co., Ltd.*	93,500	1,136,891
Mitsubishi UFJ Financial Group, Inc.	616,000	3,158,916
Sumitomo Mitsui Financial Group, Inc.	51,000	1,711,049
		6,006,856
DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Mitsui Fudosan Co., Ltd.	85,800	2,019,891
ELECTRONIC COMPONENTS—1.1%
Murata Manufacturing Co., Ltd.	20,600	2,382,858
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Horiba Ltd.	56,850	2,023,778
FOOD RETAIL—1.1%
Seven & i Holdings Co., Ltd.	49,800	2,221,295
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
Electric Power Development Co., Ltd.	65,000	2,193,126
INDUSTRIAL MACHINERY—0.5%
FANUC Corp.	8,400	1,124,720
LIFE & HEALTH INSURANCE—0.9%
Japan Post Holdings Co., Ltd.*	145,300	1,914,369
RAILROADS—1.2%
East Japan Railway Co.	28,200	2,592,192
SPECIALTY CHEMICALS—0.5%
Nippon Paint Holdings Co., Ltd.	56,800	1,085,736
TIRES & RUBBER—1.1%
Bridgestone Corp.	62,700	2,284,379

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
JAPAN—(CONT.)
TOBACCO—1.1%
Japan Tobacco, Inc.	55,900	$2,189,344
TOTAL JAPAN
(Cost $38,929,736)		37,077,276
LUXEMBOURG—1.1%
DIVERSIFIED REAL ESTATE ACTIVITIES—1.1%
Grand City Properties SA	114,300	2,368,658
(Cost $1,778,269)
MEXICO—0.4%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.4%
Corp Inmobiliaria Vesta SAB de CV	630,530	904,447
(Cost $1,302,711)
NETHERLANDS—4.5%
DIVERSIFIED BANKS—1.1%
ING Groep NV	200,000	2,278,984
PERSONAL PRODUCTS—1.9%
Unilever NV	87,700	3,885,667
SEMICONDUCTOR EQUIPMENT—0.8%
ASML Holding NV#	18,357	1,685,907
SEMICONDUCTORS—0.7%
NXP Semiconductors NV*	19,400	1,450,732
TOTAL NETHERLANDS
(Cost $10,023,493)		9,301,290
PHILIPPINES—0.3%
PACKAGED FOODS & MEATS—0.3%
Universal Robina Corp.	132,000	536,277
(Cost $534,746)
PORTUGAL—0.9%
BROADCASTING—0.9%
NOS SGPS SA	251,200	1,823,361
(Cost $1,772,147)
SOUTH KOREA—0.7%
SEMICONDUCTORS—0.7%
Samsung Electronics Co., Ltd.	1,550	1,488,120
(Cost $1,786,410)
SPAIN—2.4%
ALTERNATIVE CARRIERS—0.7%
Cellnex Telecom SAU	80,000	1,379,053
ELECTRIC UTILITIES—1.7%
Iberdrola SA*	270,300	1,900,447
Red Electrica Corp., SA	20,000	1,619,653
		3,520,100
TOTAL SPAIN
(Cost $4,867,633)		4,899,153
SWEDEN—1.4%
BIOTECHNOLOGY—0.4%
Swedish Orphan Biovitrum AB*	59,000	746,901
BUILDING PRODUCTS—0.7%
Assa Abloy AB, Cl. B	72,400	1,534,769

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SWEDEN—(CONT.)
INDUSTRIAL MACHINERY—0.3%
Arcam AB*	29,400	$603,099
TOTAL SWEDEN
(Cost $2,920,540)		2,884,769
SWITZERLAND—7.8%
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Cie Financiere Richemont SA	15,400	1,000,791
PACKAGED FOODS & MEATS—2.8%
Nestle SA	79,500	5,856,100
PHARMACEUTICALS—2.9%
Novartis AG	37,200	2,881,590
Roche Holding AG	11,748	3,042,572
		5,924,162
PROPERTY & CASUALTY INSURANCE—1.6%
Chubb Ltd.	30,000	3,392,100
TOTAL SWITZERLAND
(Cost $17,419,012)		16,173,153
TAIWAN—2.8%
ELECTRONIC COMPONENTS—0.3%
Largan Precision Co., Ltd.	8,000	571,521
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Chunghwa Telecom Co., Ltd,#	36,400	1,132,768
SEMICONDUCTORS—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	980,000	4,200,219
TOTAL TAIWAN
(Cost $5,864,940)		5,904,508
UNITED KINGDOM—15.5%
HOUSEHOLD PRODUCTS—1.9%
Reckitt Benckiser Group PLC.	45,262	4,025,793
INDUSTRIAL GASES—1.0%
Essentra PLC.	205,900	2,163,841
INTEGRATED OIL & GAS—2.5%
BG Group PLC.	80,000	1,210,668
BP PLC.	456,300	2,464,208
Royal Dutch Shell PLC., Cl. A	66,600	1,456,634
		5,131,510
MULTI-UTILITIES—2.8%
National Grid PLC.	245,100	3,453,264
United Utilities Group PLC.	178,100	2,436,786
		5,890,050
PHARMACEUTICALS—0.6%
Shire PLC.	20,600	1,155,537
RESTAURANTS—0.8%
Whitbread PLC.	26,900	1,541,702
SOFT DRINKS—0.6%
Britvic PLC.	118,800	1,226,542
SYSTEMS SOFTWARE—0.5%
Sophos Group PLC.	287,600	994,334

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED KINGDOM—(CONT.)
TOBACCO—3.8%
British American Tobacco PLC.	65,511	$3,650,630
Imperial Brands PLC.	79,000	4,277,656
		7,928,286
TRADING COMPANIES & DISTRIBUTORS—1.0%
Ashtead Group PLC.	164,000	2,115,721
TOTAL UNITED KINGDOM
(Cost $34,068,310)		32,173,316
UNITED STATES—4.9%
APPLICATION SOFTWARE—0.1%
Mobileye NV*	10,700	290,291
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	23,900	1,552,066
HEALTH CARE EQUIPMENT—2.0%
Medtronic PLC.	29,000	2,201,680
STERIS PLC.	28,900	2,001,036
		4,202,716
PHARMACEUTICALS—0.8%
Allergan PLC.*	5,500	1,564,365
SECURITY & ALARM SERVICES—0.4%
Tyco International PLC.	23,900	821,921
SEMICONDUCTORS—0.9%
Avago Technologies Ltd.*	13,900	1,858,569
TOTAL UNITED STATES
(Cost $11,160,504)		10,289,928
TOTAL COMMON STOCKS
(Cost $209,756,217)		199,989,233
Total Investments
(Cost $209,756,217)(a)	96.1%	199,989,233
Other Assets in Excess of Liabilities	3.9%	8,217,988
NET ASSETS	100.0%	$208,207,221

* Non-income producing security.
# American Depositary Receipts.
(a) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $209,756,217, amounted to $9,766,984 which consisted of aggregate gross unrealized appreciation of $12,247,546 and aggregate gross unrealized depreciation of $22,014,530.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—87.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Hexcel Corp.	43,500	$1,800,030
TransDigm Group, Inc.*	7,900	1,775,367
		3,575,397
AIRLINES—1.1%
Spirit Airlines, Inc.*	11,100	463,980
United Continental Holdings, Inc.*	27,800	1,342,184
		1,806,164
ALTERNATIVE CARRIERS—0.8%
Level 3 Communications, Inc.*	26,100	1,273,941
APPAREL ACCESSORIES & LUXURY GOODS—2.9%
Hanesbrands, Inc.	57,100	1,745,547
lululemon athletica, Inc.*	21,500	1,334,505
Under Armour, Inc., Cl. A*	18,400	1,571,912
		4,651,964
APPAREL RETAIL—1.8%
L Brands, Inc.	10,500	1,009,575
Ross Stores, Inc.	34,300	1,929,718
		2,939,293
APPLICATION SOFTWARE—1.5%
ACI Worldwide, Inc.*	63,400	1,134,860
Intuit, Inc.	5,300	506,203
Paycom Software, Inc.*	8,600	259,290
Synchronoss Technologies, Inc.*	14,600	447,344
		2,347,697
AUTO PARTS & EQUIPMENT—2.0%
Delphi Automotive PLC.	29,950	1,944,953
WABCO Holdings, Inc.*	13,800	1,237,170
		3,182,123
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	800	152,960
AUTOMOTIVE RETAIL—0.8%
Advance Auto Parts, Inc.	3,500	532,175
Carmax, Inc.*	15,500	684,790
		1,216,965
BIOTECHNOLOGY—3.1%
Anacor Pharmaceuticals, Inc.*	6,200	465,806
BioMarin Pharmaceutical, Inc.*	6,100	451,522
Bluebird Bio, Inc.*	6,100	252,296
Celldex Therapeutics, Inc.*	16,700	138,610
Incyte Corp.*	10,700	754,992
Portola Pharmaceuticals, Inc.*	20,100	663,903
Ultragenyx Pharmaceutical, Inc.*	8,500	477,275
United Therapeutics Corp.*	7,800	960,804
Vertex Pharmaceuticals, Inc.*	8,700	789,525
		4,954,733
BROADCASTING—1.0%
CBS Corp., Cl. B	34,300	1,629,250

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—3.5%
Allegion PLC.	35,900	$2,174,104
AO Smith Corp.	17,100	1,194,435
Fortune Brands Home & Security, Inc.	34,100	1,656,919
Lennox International, Inc.	5,300	635,046
		5,660,504
CASINOS & GAMING—1.6%
MGM Resorts International*	56,100	1,126,488
Penn National Gaming, Inc.*	105,700	1,493,541
		2,620,029
COMMUNICATIONS EQUIPMENT—2.9%
Arista Networks, Inc.*	11,300	678,339
ARRIS International PLC.*	50,200	1,278,594
F5 Networks, Inc.*	11,122	1,043,021
Lumentum Holdings, Inc.*	24,500	483,385
NetScout Systems, Inc.*	59,000	1,271,450
		4,754,789
CONSUMER FINANCE—0.3%
LendingClub Corp.*	60,600	447,228
DATA PROCESSING & OUTSOURCED SERVICES—4.6%
Alliance Data Systems Corp.*	7,800	1,558,362
Fiserv, Inc.*	21,600	2,042,496
MAXIMUS, Inc.	22,700	1,211,499
Sabre Corp.	56,500	1,446,965
Vantiv, Inc., CL. A*	26,000	1,223,300
		7,482,622
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Acuity Brands, Inc.	7,500	1,518,225
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Stericycle, Inc.*	14,400	1,733,040
FOOD RETAIL—0.9%
The Kroger Co.	36,000	1,397,160
GENERAL MERCHANDISE STORES—2.6%
Burlington Stores, Inc.*	12,200	655,506
Dollar General Corp.	29,400	2,206,764
Dollar Tree, Inc.*	16,600	1,349,912
		4,212,182
HEALTH CARE EQUIPMENT—4.9%
ABIOMED, Inc.*	13,200	1,126,356
DexCom, Inc.*	29,700	2,117,016
Edwards Lifesciences Corp.*	20,000	1,564,200
Hologic, Inc.*	54,700	1,856,518
IDEXX Laboratories, Inc.*	10,300	722,442
STERIS PLC.	6,500	450,060
		7,836,592
HEALTH CARE FACILITIES—3.1%
Acadia Healthcare Co., Inc.*	22,700	1,385,381
Amsurg Corp.*	16,300	1,192,997
Universal Health Services, Inc., Cl. B	13,000	1,464,320

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
VCA Antech, Inc.*	19,000	$974,130
		5,016,828
HEALTH CARE SERVICES—0.7%
Adeptus Health, Inc., Cl. A*	12,100	570,878
Diplomat Pharmacy, Inc.*	19,100	519,711
		1,090,589
HOMEBUILDING—0.4%
Toll Brothers, Inc.*	22,700	626,974
HOTELS RESORTS & CRUISE LINES—3.3%
Diamond Resorts International, Inc.*	46,500	856,530
Norwegian Cruise Line Holdings Ltd.*	52,900	2,400,073
Royal Caribbean Cruises Ltd.	25,900	2,122,764
		5,379,367
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	17,900	1,503,600
HOUSEWARES & SPECIALTIES—2.5%
Jarden Corp.*	47,550	2,522,527
Newell Rubbermaid, Inc.	39,900	1,547,322
		4,069,849
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	3,000	380,130
INDUSTRIAL MACHINERY—0.7%
Graco, Inc.	12,435	903,776
Ingersoll-Rand PLC.	5,800	298,526
		1,202,302
INTERNET SOFTWARE & SERVICES—4.1%
comScore, Inc.*	21,200	816,836
Cornerstone OnDemand, Inc.*	30,200	926,838
Criteo SA#*	32,200	952,476
Demandware, Inc.*	19,262	817,287
GrubHub, Inc.*	26,200	493,870
LinkedIn Corp., Cl. A*	8,800	1,741,608
Match Group, Inc.*	20,000	251,000
Palantir Technologies, Inc., Cl. A*,@	16,376	165,397
Twitter, Inc.*	17,100	287,280
Yirendai Ltd.#*	26,500	180,730
		6,633,322
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	32,600	899,108
LEISURE PRODUCTS—0.8%
Coach, Inc.	32,700	1,211,535
LIFE SCIENCES TOOLS & SERVICES—0.2%
Quintiles Transnational Holdings, Inc.*	5,300	322,399
MOVIES & ENTERTAINMENT—0.6%
Live Nation Entertainment, Inc.*	41,800	948,860
OIL & GAS DRILLING—0.2%
Patterson-UTI Energy, Inc.	18,700	268,906

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—0.1%
Diamondback Energy, Inc.*	2,900	$219,095
PACKAGED FOODS & MEATS—1.6%
ConAgra Foods, Inc.	2,900	120,756
The WhiteWave Foods Co.*	25,000	943,750
TreeHouse Foods, Inc.*	20,100	1,595,136
		2,659,642
PHARMACEUTICALS—1.1%
Akorn, Inc.*	5,700	148,143
Jazz Pharmaceuticals PLC.*	3,500	450,590
Lannett Co., Inc.*	11,000	280,610
Pacira Pharmaceuticals, Inc.*	15,600	926,952
		1,806,295
REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	7,200	1,013,184
REGIONAL BANKS—1.9%
Citizens Financial Group, Inc.	65,800	1,398,250
Signature Bank*	11,400	1,588,476
		2,986,726
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	44,140	186,714
RESEARCH & CONSULTING SERVICES—2.4%
CoStar Group, Inc.*	5,600	982,072
Verisk Analytics, Inc., Cl. A*	39,400	2,876,200
		3,858,272
RESTAURANTS—0.9%
Panera Bread Co., Cl. A*	7,200	1,396,800
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	33,600	1,155,504
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	20,300	1,457,337
SEMICONDUCTORS—5.0%
Avago Technologies Ltd.*	24,000	3,209,040
Microsemi Corp.*	52,200	1,654,740
NXP Semiconductors NV*	18,700	1,398,386
Skyworks Solutions, Inc.	26,200	1,805,704
		8,067,870
SPECIALIZED CONSUMER SERVICES—1.4%
ServiceMaster Global Holdings, Inc.*	54,400	2,296,224
SPECIALIZED FINANCE—1.1%
McGraw Hill Financial, Inc.	16,400	1,394,328
Moody's Corp.	4,000	356,560
		1,750,888
SPECIALTY CHEMICALS—2.8%
Axalta Coating Systems Ltd.*	49,000	1,166,690
Balchem Corp.	9,000	505,260
PPG Industries, Inc.	15,700	1,493,384
The Sherwin-Williams Co.	5,600	1,431,752
		4,597,086

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—3.3%
Signet Jewelers Ltd.	13,300	$1,542,800
The Michaels Cos, Inc.*	33,100	721,580
Tractor Supply Co.	21,000	1,854,510
Ulta Salon, Cosmetics & Fragrance, Inc.*	6,500	1,177,605
		5,296,495
SYSTEMS SOFTWARE—2.5%
Fortinet, Inc.*	43,400	1,221,276
ServiceNow, Inc.*	29,500	1,835,195
Tableau Software, Inc., Cl. A*	12,400	994,976
		4,051,447
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	88,500	2,324,895
United Rentals, Inc.*	9,200	440,772
		2,765,667
WIRELESS TELECOMMUNICATION SERVICES—0.9%
SBA Communications Corp., Cl. A*	15,400	1,528,912
TOTAL COMMON STOCKS
(Cost $150,502,466)		142,040,785
PREFERRED STOCKS—2.0%	SHARES	VALUE
BIOTECHNOLOGY—1.5%
Prosetta Biosciences, Inc.*,@,(a)	219,610	992,637
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	1,492,970
		2,485,607
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	66,787	674,549
Palantir Technologies, Inc., Cl. D*,@	8,701	87,880
		762,429
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		3,248,036
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	21,800	691,278
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	30,800	763,224
SPECIALIZED—2.0%
Crown Castle International Corp.	28,500	2,456,700
Lamar Advertising Co., Cl. A	12,900	723,819
		3,180,519
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,093,456)		4,635,021

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	$314,956
(Cost $314,956)		314,956
Total Investments
(Cost $158,890,567)(b)	93.0%	150,238,798
Other Assets in Excess of Liabilities	7.0%	11,252,658
NET ASSETS	100.0%	$161,491,456

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
JS Kred SPV I, LLC.	6/26/15	$314,956	0.15%	$314,956	0.20%
Palantir Technologies, Inc., Cl. A	10/07/14	106,559	0.05%	165,397	0.10%
Palantir Technologies, Inc., Cl. B	10/07/14	441,024	0.22%	674,549	0.42%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	87,880	0.05%
Prosetta Biosciences, Inc.	2/06/15	988,244	0.05%	992,637	0.62%
Tolero Pharmaceuticals, Inc.	8/01/14	1,003,888	0.45%	1,003,888	0.62%
Tolero Pharmaceuticals, Inc.	10/31/14	489,082	0.23%	489,082	0.30%
Total				$3,728,389	2.31%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $158,890,567, amounted to $8,651,769 which consisted of aggregate gross unrealized appreciation of $9,946,530 and aggregate gross unrealized depreciation of $18,598,299.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—95.8%	SHARES	VALUE
AEROSPACE & DEFENSE—0.8%
Hexcel Corp.	63,450	$2,625,561
AIR FREIGHT & LOGISTICS—0.9%
Forward Air Corp.	65,350	2,820,506
AIRLINES—0.5%
JetBlue Airways Corp.*	73,200	1,559,892
ALTERNATIVE CARRIERS—1.0%
Zayo Group Holdings, Inc.*	131,000	3,277,620
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
G-III Apparel Group Ltd.*	18,600	918,096
lululemon athletica, Inc.*	43,500	2,700,045
		3,618,141
APPAREL RETAIL—0.7%
Foot Locker, Inc.	34,750	2,347,710
APPLICATION SOFTWARE—5.6%
Blackbaud, Inc.	65,100	4,002,348
Fair Isaac Corp.	18,500	1,768,045
HubSpot, Inc.*	74,250	3,013,807
Manhattan Associates, Inc.*	44,600	2,571,190
Paycom Software, Inc.*	74,900	2,258,235
Splunk, Inc.*	41,000	1,897,890
Tyler Technologies, Inc.*	13,900	2,183,134
		17,694,649
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Affiliated Managers Group, Inc.*	18,050	2,422,129
WisdomTree Investments, Inc.	363,500	4,362,000
		6,784,129
AUTO PARTS & EQUIPMENT—1.9%
Gentherm, Inc.*	41,050	1,642,410
Lear Corp.	27,850	2,891,666
WABCO Holdings, Inc.*	17,600	1,577,840
		6,111,916
BIOTECHNOLOGY—2.6%
ACADIA Pharmaceuticals, Inc.*	57,500	1,189,675
Alkermes PLC.*	25,800	825,858
Anacor Pharmaceuticals, Inc.*	10,750	807,647
Halozyme Therapeutics, Inc.*	64,400	566,720
Heron Therapeutics, Inc.*	28,950	607,660
Juno Therapeutics, Inc.*	23,000	634,340
Neurocrine Biosciences, Inc.*	19,250	819,088
Portola Pharmaceuticals, Inc.*	35,150	1,161,005
Ultragenyx Pharmaceutical, Inc.*	10,600	595,190
United Therapeutics Corp.*	9,200	1,133,256
		8,340,439
BUILDING PRODUCTS—4.4%
Allegion PLC.	66,100	4,003,016
AO Smith Corp.	39,815	2,781,078
Fortune Brands Home & Security, Inc.	54,100	2,628,719
Lennox International, Inc.	11,250	1,347,975

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Masonite International Corp.*	57,100	$3,169,621
		13,930,409
CASINOS & GAMING—1.0%
Penn National Gaming, Inc.*	228,450	3,227,999
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	134,000	2,169,460
COMMUNICATIONS EQUIPMENT—1.5%
ARRIS International PLC.*	96,300	2,452,761
Juniper Networks, Inc.	96,200	2,270,320
		4,723,081
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.8%
Wabtec Corp.	40,200	2,570,790
CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	24,250	2,138,850
CONSUMER ELECTRONICS—0.4%
Harman International Industries, Inc.	18,950	1,409,691
CONSUMER FINANCE—0.7%
LendingClub Corp.*	302,000	2,228,760
DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Broadridge Financial Solutions	45,500	2,436,980
Euronet Worldwide, Inc.*	50,400	4,020,408
Global Payments, Inc.	35,700	2,104,515
MAXIMUS, Inc.	43,500	2,321,595
Total System Services, Inc.	17,600	706,816
Vantiv, Inc., CL. A*	88,050	4,142,752
		15,733,066
DISTRIBUTORS—0.7%
LKQ Corp.*	78,300	2,145,420
EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	46,015	1,732,465
Strayer Education, Inc.*	25,150	1,342,758
		3,075,223
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Acuity Brands, Inc.	14,650	2,965,599
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
FEI Co.	22,650	1,640,993
FLIR Systems, Inc.	52,400	1,532,176
		3,173,169
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
Waste Connections, Inc.	72,325	4,337,330
FOOD DISTRIBUTORS—1.3%
Performance Food Group Co.*	171,600	4,015,440
FOOD RETAIL—0.9%
Smart & Final Stores, Inc.*	174,250	2,801,940
GENERAL MERCHANDISE STORES—1.3%
Burlington Stores, Inc.*	75,000	4,029,750

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—5.2%
ABIOMED, Inc.*	46,300	$3,950,779
DexCom, Inc.*	40,000	2,851,200
Hologic, Inc.*	115,150	3,908,191
IDEXX Laboratories, Inc.*	34,350	2,409,309
STERIS PLC.	47,400	3,281,976
		16,401,455
HEALTH CARE FACILITIES—3.5%
Acadia Healthcare Co., Inc.*	58,500	3,570,255
Amsurg Corp.*	41,100	3,008,109
Surgery Partners, Inc.*	100,950	1,626,304
VCA Antech, Inc.*	57,650	2,955,716
		11,160,384
HEALTH CARE SERVICES—0.4%
Diplomat Pharmacy, Inc.*	41,450	1,127,855
HEALTH CARE SUPPLIES—0.5%
Neogen Corp.*	30,900	1,612,362
HEALTH CARE TECHNOLOGY—0.9%
athenahealth, Inc.*	9,100	1,290,380
Vocera Communications, Inc.*	118,715	1,708,309
		2,998,689
HOME FURNISHING RETAIL—0.6%
Williams-Sonoma, Inc.	35,312	1,824,218
HOMEBUILDING—0.4%
Toll Brothers, Inc.*	42,150	1,164,183
HOTELS RESORTS & CRUISE LINES—0.5%
Diamond Resorts International, Inc.*	79,950	1,472,679
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	75,400	3,999,970
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
On Assignment, Inc.*	62,750	2,425,288
WageWorks, Inc.*	56,700	2,536,758
		4,962,046
INDUSTRIAL MACHINERY—1.1%
Graco, Inc.	38,800	2,819,984
NN, Inc.	60,430	732,412
		3,552,396
INTERNET SOFTWARE & SERVICES—3.2%
comScore, Inc.*	68,150	2,625,819
Criteo SA#*	78,900	2,333,862
Demandware, Inc.*	21,650	918,610
Palantir Technologies, Inc., Cl. A*,@	81,310	821,231
Stamps.com, Inc.*	37,150	3,485,413
		10,184,935
INVESTMENT BANKING & BROKERAGE—0.5%
Virtu Financial, Inc., Cl. A	67,800	1,539,060
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	143,450	2,049,901

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—1.7%
Mettler-Toledo International, Inc.*	4,250	$1,329,612
PRA Health Sciences, Inc.*	56,135	2,418,296
Quintiles Transnational Holdings, Inc.*	27,750	1,688,033
		5,435,941
MANAGED HEALTH CARE—0.9%
Centene Corp.*	45,250	2,808,215
MOVIES & ENTERTAINMENT—1.0%
Lions Gate Entertainment Corp.	114,700	2,999,405
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Diamondback Energy, Inc.*	22,100	1,669,655
Whiting Petroleum Corp.*	157,300	1,156,155
		2,825,810
PACKAGED FOODS & MEATS—1.7%
The WhiteWave Foods Co.*	69,200	2,612,300
TreeHouse Foods, Inc.*	34,600	2,745,856
		5,358,156
PAPER PACKAGING—1.4%
Graphic Packaging Holding Co.	203,750	2,314,600
Packaging Corp., of America	11,100	564,213
Sealed Air Corp.	39,300	1,592,829
		4,471,642
PHARMACEUTICALS—1.7%
Akorn, Inc.*	34,800	904,452
Nektar Therapeutics*	49,600	676,544
Pacira Pharmaceuticals, Inc.*	25,500	1,515,210
Revance Therapeutics, Inc.*	25,650	531,724
The Medicines Co.*	53,700	1,855,872
		5,483,802
RAILROADS—0.4%
Genesee & Wyoming, Inc., Cl. A*	23,000	1,140,340
REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	22,385	3,150,017
REGIONAL BANKS—2.7%
Investors Bancorp, Inc.	266,900	3,120,061
Signature Bank*	27,500	3,831,850
SVB Financial Group*	14,900	1,509,668
		8,461,579
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	8,750	1,534,487
RESTAURANTS—5.4%
Chipotle Mexican Grill, Inc.*	6,250	2,831,062
Dave & Buster's Entertainment, Inc.*	63,250	2,294,077
Fiesta Restaurant Group, Inc.*	44,200	1,608,880
Panera Bread Co., Cl. A*	20,550	3,986,700
Papa John's International, Inc.	36,450	1,740,488
Shake Shack, Inc., Cl. A*	137,150	4,742,647
		17,203,854

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—2.7%
Cavium Networks, Inc.*	50,150	$2,897,165
Microsemi Corp.*	127,200	4,032,240
Monolithic Power Systems, Inc.	26,450	1,654,977
		8,584,382
SPECIALIZED CONSUMER SERVICES—2.2%
Service Corp. International	119,550	2,891,915
ServiceMaster Global Holdings, Inc.*	99,100	4,183,011
		7,074,926
SPECIALTY CHEMICALS—2.0%
Axalta Coating Systems Ltd.*	121,250	2,886,962
Balchem Corp.	27,950	1,569,113
International Flavors & Fragrances, Inc.	14,650	1,713,464
		6,169,539
SPECIALTY STORES—2.8%
Signet Jewelers Ltd.	27,050	3,137,800
The Michaels Cos, Inc.*	105,850	2,307,530
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,650	3,559,990
		9,005,320
SYSTEMS SOFTWARE—3.6%
Fortinet, Inc.*	67,400	1,896,636
Proofpoint, Inc.*	61,400	3,092,104
ServiceNow, Inc.*	40,400	2,513,284
Tableau Software, Inc., Cl. A*	13,000	1,043,120
TubeMogul, Inc.*	257,650	2,903,716
		11,448,860
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.4%
Electronics For Imaging, Inc.*	27,600	1,142,088
TRADING COMPANIES & DISTRIBUTORS—1.6%
HD Supply Holdings, Inc.*	128,950	3,387,517
United Rentals, Inc.*	34,000	1,628,940
		5,016,457
TOTAL COMMON STOCKS
(Cost $306,944,010)		303,221,493
PREFERRED STOCKS—2.1%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc.*,@,(a)	231,474	1,046,262
INTERNET SOFTWARE & SERVICES—1.2%
Palantir Technologies, Inc., Cl. B*,@	331,607	3,349,231
Palantir Technologies, Inc., Cl. D*,@	43,203	436,350
		3,785,581
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	49,317	1,858,265
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		6,690,108

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	37,550	$–
(Cost $1)		–
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.8%
Lazard Ltd., Cl. A	67,600	2,432,924
(Cost $2,926,666)		2,432,924
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
SPECIALIZED—3.0%
CyrusOne, Inc.	83,350	3,071,447
Lamar Advertising Co., Cl. A	53,000	2,973,830
Sovran Self Storage, Inc.	30,200	3,402,936
		9,448,213
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $8,351,941)		9,448,213
Total Investments
(Cost $323,336,635)(b)	101.7%	321,792,738
Liabilities in Excess of Other Assets	(1.7)%	(5,461,811)
NET ASSETS	100.0%	$316,330,927

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Intarcia Therapeutics, Inc.	3/27/14	$1,597,378	0.14%	$1,858,265	0.59%
Palantir Technologies, Inc., Cl. A	10/07/14	529,084	0.05%	821,231	0.26%
Palantir Technologies, Inc., Cl. B	10/07/14	2,189,744	0.22%	3,349,231	1.06%
Palantir Technologies, Inc., Cl. D	10/14/14	285,262	0.03%	436,350	0.13%
Prosetta Biosciences, Inc.	2/06/15	1,041,633	0.10%	1,046,262	0.33%
Total				$7,511,339	2.37%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $323,336,635, amounted to $1,543,897 which consisted of aggregate gross unrealized appreciation of $26,923,640 and aggregate gross unrealized depreciation of $28,467,537.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—96.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.	36,500	$1,510,370
AIR FREIGHT & LOGISTICS—0.9%
Forward Air Corp.	25,500	1,100,580
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
G-III Apparel Group Ltd.*	16,400	809,504
APPAREL RETAIL—0.7%
American Eagle Outfitters, Inc.	62,300	912,072
APPLICATION SOFTWARE—16.7%
ACI Worldwide, Inc.*	62,700	1,122,330
American Software, Inc., Cl. A	176,151	1,713,949
ANSYS, Inc.*	5,700	502,683
Blackbaud, Inc.	51,600	3,172,368
Ellie Mae, Inc.*	27,400	1,913,342
Fair Isaac Corp.	9,300	888,801
Guidewire Software, Inc.*	33,700	1,854,848
HubSpot, Inc.*	28,600	1,160,874
Manhattan Associates, Inc.*	45,600	2,628,840
Monotype Imaging Holdings, Inc.	17,500	436,450
Paycom Software, Inc.*	52,300	1,576,845
SolarWinds, Inc.*	31,100	1,864,445
Tyler Technologies, Inc.*	16,600	2,607,196
		21,442,971
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	93,998	1,127,976
AUTO PARTS & EQUIPMENT—1.4%
Gentherm, Inc.*	24,200	968,242
Tenneco, Inc.*	23,300	890,293
		1,858,535
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	11,500	880,555
BIOTECHNOLOGY—5.2%
ACADIA Pharmaceuticals, Inc.*	21,100	436,559
Anacor Pharmaceuticals, Inc.*	8,500	638,605
Celldex Therapeutics, Inc.*	42,600	353,580
Halozyme Therapeutics, Inc.*	45,500	400,400
Heron Therapeutics, Inc.*	25,000	524,750
Incyte Corp.*	12,700	896,112
Juno Therapeutics, Inc.*	10,800	297,864
Kite Pharma, Inc.*	5,500	261,195
Neurocrine Biosciences, Inc.*	20,300	863,765
Portola Pharmaceuticals, Inc.*	16,100	531,783
Seattle Genetics, Inc.*	9,000	296,820
TESARO, Inc.*	18,300	632,082
Ultragenyx Pharmaceutical, Inc.*	9,500	533,425
		6,666,940
BUILDING PRODUCTS—1.1%
Masonite International Corp.*	25,500	1,415,505

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	86,000	$1,215,180
COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.	66,200	1,071,778
COMMUNICATIONS EQUIPMENT—1.6%
ARRIS International PLC.*	23,600	601,092
NetScout Systems, Inc.*	69,500	1,497,725
		2,098,817
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Euronet Worldwide, Inc.*	19,500	1,555,515
MAXIMUS, Inc.	18,400	982,008
		2,537,523
EDUCATION SERVICES—1.3%
Grand Canyon Education, Inc.*	29,200	1,099,380
Strayer Education, Inc.*	10,100	539,239
		1,638,619
ELECTRONIC COMPONENTS—1.0%
DTS, Inc.*	60,700	1,352,396
ELECTRONIC EQUIPMENT MANUFACTURERS—2.7%
Cognex Corp.	33,800	1,090,050
FEI Co.	24,600	1,782,270
FLIR Systems, Inc.	21,500	628,660
		3,500,980
FOOD DISTRIBUTORS—1.0%
Performance Food Group Co.*	53,800	1,258,920
FOOD RETAIL—1.2%
Smart & Final Stores, Inc.*	96,100	1,545,288
GENERAL MERCHANDISE STORES—1.6%
Burlington Stores, Inc.*	38,100	2,047,113
HEALTH CARE EQUIPMENT—5.2%
Abaxis, Inc.	37,100	1,615,705
ABIOMED, Inc.*	18,400	1,570,072
Cantel Medical Corp.	45,900	2,725,083
STERIS PLC.	10,500	727,020
		6,637,880
HEALTH CARE FACILITIES—2.9%
Amsurg Corp.*	17,600	1,288,144
Surgery Partners, Inc.*	47,500	765,225
VCA Antech, Inc.*	33,500	1,717,545
		3,770,914
HEALTH CARE SERVICES—0.5%
Team Health Holdings, Inc.*	14,700	600,789
HEALTH CARE SUPPLIES—3.5%
Neogen Corp.*	53,100	2,770,758
Quidel Corp.*	101,000	1,721,040
		4,491,798
HEALTH CARE TECHNOLOGY—3.5%
Medidata Solutions, Inc.*	47,900	2,046,767
Quality Systems, Inc.	50,300	659,433

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT.)
Veeva Systems, Inc., Cl. A*	53,600	$1,291,760
Vocera Communications, Inc.*	32,200	463,358
		4,461,318
HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	12,500	770,250
HOTELS RESORTS & CRUISE LINES—0.5%
Diamond Resorts International, Inc.*	31,700	583,914
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
On Assignment, Inc.*	37,400	1,445,510
WageWorks, Inc.*	36,400	1,628,536
		3,074,046
INDUSTRIAL MACHINERY—1.5%
Proto Labs, Inc.*	35,700	1,963,143
INTERNET SOFTWARE & SERVICES—7.8%
comScore, Inc.*	33,100	1,275,343
Criteo SA#*	17,000	502,860
Cvent, Inc.*	81,900	2,162,979
Demandware, Inc.*	7,400	313,982
NIC, Inc.	23,400	463,086
SPS Commerce, Inc.*	30,800	2,010,624
Stamps.com, Inc.*	27,300	2,561,286
Textura Corp.*	47,500	750,025
		10,040,185
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	12,900	582,693
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	40,100	573,029
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Techne Corp.	28,500	2,356,665
Luminex Corp.*	84,300	1,617,717
PRA Health Sciences, Inc.*	23,100	995,148
		4,969,530
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	15,900	873,069
OIL & GAS EQUIPMENT & SERVICES—0.4%
RPC, Inc.	45,100	562,397
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Parsley Energy, Inc., Cl. A*	26,000	500,760
QEP Resources, Inc.	50,700	649,974
		1,150,734
PACKAGED FOODS & MEATS—0.6%
TreeHouse Foods, Inc.*	9,000	714,240
PAPER PACKAGING—0.5%
Graphic Packaging Holding Co.	56,100	637,296
PHARMACEUTICALS—1.9%
Impax Laboratories, Inc.*	17,500	655,725
Nektar Therapeutics*	31,700	432,388
Pacira Pharmaceuticals, Inc.*	10,200	606,084

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Revance Therapeutics, Inc.*	18,400	$381,432
The Medicines Co.*	10,900	376,704
		2,452,333
REGIONAL BANKS—2.6%
Bank of the Ozarks, Inc.	35,400	1,569,636
Boston Private Financial Holdings, Inc.	93,300	965,655
Investors Bancorp, Inc.	71,000	829,990
		3,365,281
RESTAURANTS—2.5%
Dave & Buster's Entertainment, Inc.*	27,300	990,171
Fiesta Restaurant Group, Inc.*	17,700	644,280
Papa John's International, Inc.	20,099	959,727
Shake Shack, Inc., Cl. A*	19,700	681,226
		3,275,404
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	18,000	1,039,860
Microsemi Corp.*	41,297	1,309,115
Monolithic Power Systems, Inc.	21,100	1,320,227
		3,669,202
SPECIALTY CHEMICALS—1.6%
Balchem Corp.	35,900	2,015,426
SPECIALTY STORES—1.2%
Five Below, Inc.*	43,255	1,523,874
SYSTEMS SOFTWARE—3.0%
Fleetmatics Group PLC.*	26,500	1,150,365
Proofpoint, Inc.*	36,600	1,843,176
TubeMogul, Inc.*	81,649	920,184
		3,913,725
TRADING COMPANIES & DISTRIBUTORS—1.1%
Watsco, Inc.	12,700	1,475,867
TOTAL COMMON STOCKS
(Cost $130,508,739)		124,139,959
PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	50,688	229,110
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	447,098
		676,208
TOTAL PREFERRED STOCKS
(Cost $675,194)		676,208
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	9,700	–
Neuralstem, Inc., 1/8/2019*,@	77,950	–
		–
TOTAL RIGHTS
(Cost $0)		–

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2016 (Continued)

REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
SPECIALIZED—2.7%
CyrusOne, Inc.	44,500	$1,639,825
Sovran Self Storage, Inc.	16,100	1,814,148
		3,453,973
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,703,036)		3,453,973
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	290,078	290,078
(Cost $290,078)		290,078
Total Investments
(Cost $134,177,047)(b)	99.9%	128,560,218
Other Assets in Excess of Liabilities	0.1%	103,345
NET ASSETS	100.0%	$128,663,563

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
JS Kred SPV I, LLC.	6/26/15	$290,078	0.15%	$290,078	0.23%
Prosetta Biosciences, Inc.	2/06/15	228,096	0.10%	229,110	0.18%
Tolero Pharmaceuticals, Inc.	10/31/14	447,098	0.19%	447,098	0.35%
Total				$966,286	0.76%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $134,177,047, amounted to $5,616,829 which consisted of aggregate gross unrealized appreciation of $10,432,099 and aggregate gross unrealized depreciation of $16,048,928.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—96.8%	SHARES	VALUE
APPLICATION SOFTWARE—27.3%
ACI Worldwide, Inc.*	79,195	$1,417,590
American Software, Inc., Cl. A	129,228	1,257,388
ANSYS, Inc.*	8,335	735,064
Blackbaud, Inc.	47,095	2,895,401
Ellie Mae, Inc.*	27,110	1,893,091
Fair Isaac Corp.	10,070	962,390
Guidewire Software, Inc.*	37,615	2,070,330
HubSpot, Inc.*	42,540	1,726,699
Manhattan Associates, Inc.*	67,870	3,912,706
Monotype Imaging Holdings, Inc.	26,050	649,687
Paycom Software, Inc.*	57,835	1,743,725
SolarWinds, Inc.*	53,860	3,228,907
Tyler Technologies, Inc.*	24,838	3,901,056
		26,394,034
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
WisdomTree Investments, Inc.	116,420	1,397,040
BIOTECHNOLOGY—1.4%
Incyte Corp.*	19,185	1,353,694
COMMUNICATIONS EQUIPMENT—1.7%
NetScout Systems, Inc.*	76,955	1,658,380
ELECTRONIC COMPONENTS—1.1%
DTS, Inc.*	48,069	1,070,977
ELECTRONIC EQUIPMENT MANUFACTURERS—5.8%
Cognex Corp.	50,710	1,635,397
FEI Co.	41,335	2,994,721
FLIR Systems, Inc.	32,040	936,850
		5,566,968
HEALTH CARE EQUIPMENT—7.0%
Abaxis, Inc.	60,257	2,624,192
Cantel Medical Corp.	69,410	4,120,872
		6,745,064
HEALTH CARE FACILITIES—2.3%
VCA Antech, Inc.*	42,770	2,192,818
HEALTH CARE SUPPLIES—6.1%
Neogen Corp.*	70,234	3,664,810
Quidel Corp.*	133,905	2,281,741
		5,946,551
HEALTH CARE TECHNOLOGY—6.7%
Medidata Solutions, Inc.*	71,375	3,049,854
Quality Systems, Inc.	72,150	945,886
Veeva Systems, Inc., Cl. A*	76,115	1,834,372
Vocera Communications, Inc.*	47,998	690,691
		6,520,803
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.5%
WageWorks, Inc.*	53,259	2,382,808
INDUSTRIAL MACHINERY—2.1%
Proto Labs, Inc.*	36,410	2,002,186

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—13.9%
comScore, Inc.*	49,164	$1,894,289
Criteo SA#*	12,669	374,749
Cvent, Inc.*	92,835	2,451,772
Demandware, Inc.*	9,650	409,450
NIC, Inc.	37,360	739,354
SPS Commerce, Inc.*	45,845	2,992,762
Stamps.com, Inc.*	37,594	3,527,069
Textura Corp.*	65,755	1,038,271
		13,427,716
LIFE SCIENCES TOOLS & SERVICES—5.8%
Bio-Techne Corp.	37,180	3,074,414
Luminex Corp.*	130,350	2,501,417
		5,575,831
RESTAURANTS—0.9%
Shake Shack, Inc., Cl. A*	24,275	839,429
SEMICONDUCTORS—1.9%
Monolithic Power Systems, Inc.	29,800	1,864,586
SPECIALTY CHEMICALS—3.4%
Balchem Corp.	59,113	3,318,604
SYSTEMS SOFTWARE—5.5%
Fleetmatics Group PLC.*	42,461	1,843,232
Proofpoint, Inc.*	42,591	2,144,882
TubeMogul, Inc.*	119,703	1,349,053
		5,337,167
TOTAL COMMON STOCKS
(Cost $102,062,859)		93,594,656
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	30,454
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc.*,@	759	28,599
TOTAL PREFERRED STOCKS
(Cost $55,038)		59,053
Total Investments
(Cost $102,117,897)(b)	96.9%	93,653,709
Other Assets in Excess of Liabilities	3.1%	2,974,342
NET ASSETS	100.0%	$96,628,051

* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Intarcia Therapeutics, Inc.	3/27/14	$24,584	0.14%	$28,599	0.03%
Tolero Pharmaceuticals, Inc.	10/31/14	30,454	0.20%	30,454	0.03%
Total				$59,053	0.06%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $102,117,897, amounted to $8,464,188 which consisted of aggregate gross unrealized appreciation of $2,371,887 and aggregate gross unrealized depreciation of $10,836,075.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—90.1%	SHARES	VALUE
BIOTECHNOLOGY—28.1%
ACADIA Pharmaceuticals, Inc.*	59,600	$1,233,124
Acorda Therapeutics, Inc.*	8,050	296,401
Adaptimmune Therapeutics PLC.#*	20,045	141,718
Alkermes PLC.*	16,000	512,160
Amicus Therapeutics, Inc.*	105,150	635,106
Anacor Pharmaceuticals, Inc.*	27,650	2,077,344
Bavarian Nordic A/S*	13,850	580,882
Bellicum Pharmaceuticals, Inc.*	32,600	368,380
Biogen, Inc.*	20,650	5,638,689
BioMarin Pharmaceutical, Inc.*	28,400	2,102,168
Bluebird Bio, Inc.*	14,750	610,060
Calithera Biosciences, Inc.*	30,340	151,700
Catabasis Pharmaceuticals, Inc.*	136,782	905,497
Celgene Corp.*	38,900	3,902,448
Celldex Therapeutics, Inc.*	43,200	358,560
Chimerix, Inc.*	33,150	255,255
FibroGen, Inc.*	22,000	446,160
Five Prime Therapeutics, Inc.*	15,400	553,630
Gilead Sciences, Inc.	19,400	1,610,200
Halozyme Therapeutics, Inc.*	132,700	1,167,760
Heron Therapeutics, Inc.*	40,250	844,847
Incyte Corp.*	30,250	2,134,440
Neurocrine Biosciences, Inc.*	14,600	621,230
Novavax, Inc.*	98,200	505,730
Otonomy, Inc.*	23,150	345,398
Portola Pharmaceuticals, Inc.*	6,550	216,347
ProShares UltraShort Nasdaq Biotechnology*	113,560	5,010,267
Regeneron Pharmaceuticals, Inc.*	800	336,072
Sarepta Therapeutics, Inc.*	56,000	665,280
TG Therapeutics, Inc.*	68,100	556,377
Ultragenyx Pharmaceutical, Inc.*	5,400	303,210
uniQure NV*	14,350	261,600
United Therapeutics Corp.*	13,750	1,693,725
Vertex Pharmaceuticals, Inc.*	46,650	4,233,488
		41,275,253
HEALTH CARE EQUIPMENT—15.4%
ABIOMED, Inc.*	33,600	2,867,088
Boston Scientific Corp.*	35,950	630,203
CR Bard, Inc.	5,000	916,350
DexCom, Inc.*	38,850	2,769,228
Edwards Lifesciences Corp.*	43,250	3,382,582
Hologic, Inc.*	72,900	2,474,226
IDEXX Laboratories, Inc.*	6,750	473,445
Integra LifeSciences Holdings Corp.*	16,150	992,417
K2M Group Holdings, Inc.*	26,700	379,407
Medtronic PLC.	29,500	2,239,640
Nevro Corp.*	19,750	1,220,353
NuVasive, Inc.*	16,550	763,286

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Sirona Dental Systems, Inc.*	8,150	$866,264
STERIS PLC.	9,400	650,856
Stryker Corp.	19,950	1,978,043
		22,603,388
HEALTH CARE FACILITIES—8.8%
Acadia Healthcare Co., Inc.*	47,150	2,877,564
Amsurg Corp.*	34,400	2,517,736
HCA Holdings, Inc.*	41,350	2,877,133
Surgical Care Affiliates, Inc.*	16,750	714,722
Universal Health Services, Inc., Cl. B	20,700	2,331,648
VCA Antech, Inc.*	31,750	1,627,823
		12,946,626
HEALTH CARE SERVICES—1.8%
Chemed Corp.	10,250	1,438,280
Diplomat Pharmacy, Inc.*	46,850	1,274,789
		2,713,069
HEALTH CARE SUPPLIES—0.7%
Cerus Corp.*	60,600	329,058
The Spectranetics Corp.*	33,700	406,085
West Pharmaceutical Services, Inc.	4,800	274,656
		1,009,799
HEALTH CARE TECHNOLOGY—0.9%
athenahealth, Inc.*	8,100	1,148,580
Quality Systems, Inc.	18,300	239,913
		1,388,493
INTERNET SOFTWARE & SERVICES—0.1%
WebMD Health Corp.*	2,000	102,220
LIFE SCIENCES TOOLS & SERVICES—1.2%
Bruker Corp.*	11,650	260,144
Cambrex Corp.*	14,600	505,744
Charles River Laboratories International, Inc.*	7,300	541,879
NanoString Technologies, Inc.*	10,000	139,500
Waters Corp.*	3,050	369,691
		1,816,958
MANAGED HEALTH CARE—4.7%
Aetna, Inc.	24,450	2,489,988
Humana, Inc.	4,350	708,137
UnitedHealth Group, Inc.	31,950	3,679,362
		6,877,487
PHARMACEUTICALS—28.4%
Akorn, Inc.*	53,150	1,381,368
Alcobra Ltd.*	143,700	735,744
Allergan PLC.*	15,367	4,370,836
Bristol-Myers Squibb Co.	110,950	6,896,652
Cempra, Inc.*	41,150	709,015
Dermira, Inc.*	50,000	1,400,000
Eli Lilly & Co.	87,300	6,905,430
Emmaus Life Sciences, Inc.*,@	479,063	143,719

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
GlaxoSmithKline PLC.#	63,150	$2,607,463
GW Pharmaceuticals PLC.#*	6,400	321,024
Nektar Therapeutics*	53,000	722,920
Novo Nordisk A/S#	36,200	2,022,494
Pacira Pharmaceuticals, Inc.*	44,550	2,647,161
Redhill Biopharma Ltd.#*	18,550	182,161
Revance Therapeutics, Inc.*	19,200	398,016
Roche Holding AG#	27,000	875,340
Shire PLC.#	25,600	4,308,480
Teva Pharmaceutical Industries Ltd.#	37,550	2,308,574
The Medicines Co.*	29,700	1,026,432
Valeant Pharmaceuticals International, Inc.*	8,350	753,337
Zoetis, Inc.	25,000	1,076,250
		41,792,416
TOTAL COMMON STOCKS
(Cost $146,004,616)		132,525,709
PREFERRED STOCKS—6.4%	SHARES	VALUE
BIOTECHNOLOGY—6.1%
Prosetta Biosciences, Inc.*,@,(a)	897,366	4,056,094
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	4,942,022
		8,998,116
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	8,965	337,801
TOTAL PREFERRED STOCKS
(Cost $9,270,545)		9,335,917
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,800	–
Neuralstem, Inc., 1/8/2019*,@	344,125	–
		–
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	–
TOTAL RIGHTS
(Cost $1)		–
Total Investments
(Cost $155,275,162)(b)	96.5%	141,861,626
Other Assets in Excess of Liabilities	3.5%	5,188,628
NET ASSETS	100.0%	$147,050,254

* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2016 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Emmaus Life Sciences, Inc.	9/09/13	$1,356,721	0.42%	$143,719	0.10%
Emmaus Life Sciences, Inc.	06/06/14	$1,356,721	0.28%	$143,719	0.10%
Emmaus Life Sciences, Inc.,
Rights	09/09/13	$1,356,721	0.00%	$143,719	0.10%
Intarcia Therapeutics, Inc.	3/27/14	290,376	0.15%	337,801	0.23%
Prosetta Biosciences, Inc.	2/06/15	4,038,147	2.00%	4,056,094	2.76%
Tolero Pharmaceuticals, Inc.	8/01/14	3,914,286	2.01%	3,914,286	2.66%
Tolero Pharmaceuticals, Inc.	10/31/14	1,027,736	0.49%	1,027,736	0.70%
Total				$9,479,636	6.45%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $155,275,162, amounted to $13,413,536 which consisted of aggregate gross unrealized appreciation of $7,418,486 and aggregate gross unrealized depreciation of $20,832,022.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—91.5%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$2,127
AEROSPACE & DEFENSE—4.8%
General Dynamics Corp.	7,200	963,144
Honeywell International, Inc.	20,500	2,115,600
The Boeing Co.	12,320	1,480,002
		4,558,746
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,300	680,360
AIRPORT SERVICES—0.7%
Macquarie Infrastructure Corp.	9,780	655,847
APPAREL RETAIL—1.4%
L Brands, Inc.	6,300	605,745
VF Corp.	11,600	726,160
		1,331,905
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
BlackRock, Inc.	4,100	1,288,466
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	15,500	1,006,570
BIOTECHNOLOGY—1.5%
Amgen, Inc.	4,100	626,193
Gilead Sciences, Inc.	9,700	805,100
		1,431,293
BREWERS—1.1%
Anheuser-Busch InBev SA#	3,200	402,688
Molson Coors Brewing Co., Cl. B	6,900	624,312
		1,027,000
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	28,100	1,565,451
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	9,500	428,450
COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	41,100	977,769
QUALCOMM, Inc.	12,100	548,614
		1,526,383
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	11,100	390,498
CONSUMER FINANCE—1.0%
Discover Financial Services	11,800	540,322
Synchrony Financial*	13,607	386,711
		927,033
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Xerox Corp.	59,400	579,150
DIVERSIFIED BANKS—4.8%
JPMorgan Chase & Co.	41,461	2,466,929
Wells Fargo & Co.	40,900	2,054,407
		4,521,336
DIVERSIFIED CHEMICALS—0.7%
The Dow Chemical Co.	16,500	693,000

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—2.1%
CVS Caremark Corp.	15,600	$1,506,804
Walgreens Boots Alliance, Inc.	6,100	486,292
		1,993,096
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan, Inc.	13,800	224,940
HEALTH CARE EQUIPMENT—1.3%
Becton Dickinson and Co.	5,400	784,998
St. Jude Medical, Inc.	8,100	428,166
		1,213,164
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	17,000	2,137,920
HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	8,400	688,464
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	18,225	1,488,800
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	14,500	962,220
INDUSTRIAL CONGLOMERATES—2.2%
General Electric Co.	69,847	2,032,548
INTEGRATED OIL & GAS—3.7%
Exxon Mobil Corp.	32,100	2,498,985
TOTAL SA#,(b)	21,900	970,608
		3,469,593
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	30,300	1,092,618
Verizon Communications, Inc.	45,229	2,260,093
		3,352,711
INTERNET SOFTWARE & SERVICES—4.5%
Alphabet, Inc., Cl. A*	2,005	1,526,507
Alphabet, Inc., Cl. C*	2,010	1,493,329
Facebook, Inc., Cl. A*	10,900	1,223,089
		4,242,925
INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley	51,500	1,332,820
TD Ameritrade Holding Corp.	18,100	499,198
		1,832,018
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	13,400	673,618
LEISURE PRODUCTS—1.1%
Coach, Inc.	15,700	581,685
Mattel, Inc.	17,300	477,307
		1,058,992
MANAGED HEALTH CARE—2.1%
Aetna, Inc.	9,500	967,480
UnitedHealth Group, Inc.	8,500	978,860
		1,946,340
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	10,700	1,025,274

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	16,900	$679,042
MULTI-UTILITIES—0.6%
Sempra Energy	6,500	615,875
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	19,500	619,905
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	21,000	820,680
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	65,900	931,826
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	9,000	702,540
PHARMACEUTICALS—9.3%
Bristol-Myers Squibb Co.	27,900	1,734,264
Eli Lilly & Co.	21,300	1,684,830
GlaxoSmithKline PLC.#	17,100	706,059
Johnson & Johnson	20,000	2,088,800
Pfizer, Inc.	59,099	1,801,929
Roche Holding AG#	23,800	771,596
		8,787,478
RAILROADS—1.0%
CSX Corp.	42,100	969,142
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	22,596	95,583
RESTAURANTS—2.6%
Darden Restaurants, Inc.	10,300	649,518
McDonald's Corp.	14,300	1,770,054
		2,419,572
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	26,400	907,896
SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	9,700	649,803
SEMICONDUCTORS—2.9%
Avago Technologies Ltd.*	10,900	1,457,439
Intel Corp.	42,000	1,302,840
		2,760,279
SOFT DRINKS—3.5%
PepsiCo, Inc.	19,800	1,966,140
The Coca-Cola Co.	30,500	1,309,060
		3,275,200
SPECIALIZED FINANCE—1.3%
CME Group, Inc.	13,350	1,199,497
SYSTEMS SOFTWARE—3.7%
Microsoft Corp.	62,900	3,465,161
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	36,255	3,529,062
Seagate Technology PLC.	19,100	554,855
		4,083,917

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TOBACCO—2.5%
Altria Group, Inc.	38,215	$2,335,319
TOTAL COMMON STOCKS
(Cost $66,468,634)		86,274,953
CONVERTIBLE PREFERRED STOCKS—0.8%	SHARES	VALUE
PHARMACEUTICALS—0.8%
Allergan PLC., 5.50%, 3/1/2018	770	730,183
(Cost $770,000)		730,183
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	43,672	18,342
Choicestream, Inc., Cl. B*,@,(a)	89,234	37,478
		55,820
TOTAL PREFERRED STOCKS
(Cost $88,465)		55,820
MASTER LIMITED PARTNERSHIP—2.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	50,400	1,324,008
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy Partners LP.	23,400	554,814
Williams Partners LP.	14,800	325,896
		880,710
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,493,120)		2,204,718
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
HEALTH CARE—0.9%
Welltower, Inc.	13,300	827,526
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	550,116
SPECIALIZED—1.5%
Crown Castle International Corp.	8,400	724,080
Lamar Advertising Co., Cl. A	12,600	706,986
		1,431,066
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,705,349)		2,808,708
Total Investments
(Cost $72,525,568)(c)	97.7%	92,074,382
Other Assets in Excess of Liabilities	2.3%	2,200,167
NET ASSETS	100.0%	$94,274,549

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2016 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$1,469	0.00%	$2,127	0.00%
Choicestream, Inc., Cl. A	12/17/13	34,924	0.03%	18,342	0.02%
Choicestream, Inc., Cl. B	7/10/14	53,541	0.05%	37,478	0.04%
Total				$57,947	0.06%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) All or a portion of the security is on loan.
(c) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,525,568, amounted to $19,548,814 which consisted of aggregate gross unrealized appreciation of $23,507,961 and aggregate gross unrealized depreciation of $3,959,147.

See Notes to Financial Statements

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$441,311,239	$441,276,398	—	$34,841
Consumer Staples		153,089,674	153,089,674	—	—
Energy		17,801,370	17,801,370	—	—
Financials		40,251,488	40,251,488	—	—
Health Care		475,283,992	460,661,235	14,622,757	—
Industrials		187,786,873	187,786,873	—	—
Information Technology		882,365,827	880,817,679	—	1,548,148
Materials		33,494,162	33,494,162	—	—
Telecommunication Services		26,127,402	26,127,402	—	—
Utilities		2,014,371	2,014,371	—	—
TOTAL COMMON STOCKS		$2,259,526,398	$2,243,320,652	$14,622,757	$1,582,989
MASTER LIMITED PARTNERSHIP
Financials		19,414,896	19,414,896	—	—
PREFERRED STOCKS
Consumer Discretionary		993,421	—	—	993,421
Health Care		2,889,378	—	—	2,889,378
Information Technology		7,136,407	—	—	7,136,407
TOTAL PREFERRED STOCKS	$	11,019,206	—	—	$11,019,206
REAL ESTATE INVESTMENT TRUST
Financials		23,561,793	23,561,793	—	—
TOTAL INVESTMENTS IN
SECURITIES		$2,313,522,293	$2,286,297,341	$14,622,757	$12,602,195

Alger International Growth Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$17,422,584	$1,552,066	$15,870,518	—
Consumer Staples		34,166,517	3,885,667	30,280,850	—
Energy		9,643,798	1,362,118	8,281,680	—
Financials		38,124,316	10,198,787	27,925,529	—
Health Care		31,838,163	9,388,161	22,450,002	—
Industrials		9,943,535	821,921	9,121,614	—
Information Technology		30,818,743	9,012,405	21,806,338	—
Materials		5,561,724	—	5,561,724	—
Telecommunication Services		9,831,695	1,132,768	8,698,927	—
Utilities		12,638,158	—	12,638,158	—
TOTAL COMMON STOCKS		$199,989,233	$37,353,893	$162,635,340	—
TOTAL INVESTMENTS IN
SECURITIES		$199,989,233	$37,353,893	$162,635,340	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 40,593,700	$40,593,700	—	—
Consumer Staples	5,560,402	5,560,402	—	—
Energy	488,001	488,001	—	—
Financials	7,097,134	7,097,134	—	—
Health Care	21,027,436	21,027,436	—	—
Industrials	23,530,173	23,530,173	—	—
Information Technology	35,777,156	35,611,759	—	165,397
Materials	4,977,216	4,977,216	—	—
Telecommunication Services	2,802,853	2,802,853	—	—
Utilities	186,714	186,714	—	—
TOTAL COMMON STOCKS	$142,040,785	$141,875,388	—	$165,397
PREFERRED STOCKS
Health Care	2,485,607	—	—	2,485,607
Information Technology	762,429	—	—	762,429
TOTAL PREFERRED STOCKS	$3,248,036	—	—	$3,248,036
REAL ESTATE INVESTMENT TRUST
Financials	4,635,021	4,635,021	—	—
SPECIAL PURPOSE VEHICLE
Financials	314,956	—	—	314,956
TOTAL INVESTMENTS IN
SECURITIES	$150,238,798	$146,510,409	—	$3,728,389

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 71,182,466	$71,182,466	—	—
Consumer Staples	12,175,536	12,175,536	—	—
Energy	2,825,810	2,825,810	—	—
Financials	22,163,545	22,163,545	—	—
Health Care	55,369,142	55,369,142	—	—
Industrials	47,059,166	47,059,166	—	—
Information Technology	74,218,717	73,397,486	—	821,231
Materials	14,949,491	14,949,491	—	—
Telecommunication Services	3,277,620	3,277,620	—	—
TOTAL COMMON STOCKS	$303,221,493	$302,400,262	—	$821,231
MASTER LIMITED PARTNERSHIP
Financials	2,432,924	2,432,924	—	—
PREFERRED STOCKS
Health Care	2,904,527	—	—	2,904,527
Information Technology	3,785,581	—	—	3,785,581
TOTAL PREFERRED STOCKS	$6,690,108	—	—	$6,690,108
REAL ESTATE INVESTMENT TRUST
Financials	9,448,213	9,448,213	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$321,792,738	$314,281,399	—	$7,511,339

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 16,088,049	$16,088,049	—	—
Consumer Staples	3,518,448	3,518,448	—	—
Energy	1,713,131	1,713,131	—	—
Financials	5,075,950	5,075,950	—	—
Health Care	34,924,571	34,924,571	—	—
Industrials	10,539,511	10,539,511	—	—
Information Technology	48,555,799	48,555,799	—	—
Materials	3,724,500	3,724,500	—	—
TOTAL COMMON STOCKS	$124,139,959	$124,139,959	—	—
PREFERRED STOCKS
Health Care	676,208	—	—	676,208
REAL ESTATE INVESTMENT TRUST
Financials	3,453,973	3,453,973	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	290,078	—	—	290,078
TOTAL INVESTMENTS IN
SECURITIES	$128,560,218	$127,593,932	—	$966,286

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$839,429	$839,429	—	—
Financials	1,397,040	1,397,040	—	—
Health Care	28,334,761	28,334,761	—	—
Industrials	4,384,994	4,384,994	—	—
Information Technology	55,319,828	55,319,828	—	—
Materials	3,318,604	3,318,604	—	—
TOTAL COMMON STOCKS	$93,594,656	$93,594,656	—	—
PREFERRED STOCKS
Health Care	59,053	—	—	59,053
TOTAL INVESTMENTS IN
SECURITIES	$93,653,709	$93,594,656	—	$59,053

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$ 132,423,489	$131,698,888	$580,882	$143,719
Information Technology	102,220	102,220	—	—
TOTAL COMMON STOCKS	$132,525,709	$131,801,108	$580,882	$143,719
PREFERRED STOCKS
Health Care	9,335,917	—	—	9,335,917
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$141,861,626	$131,801,108	$580,882	$9,479,636

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 12,728,841	$12,726,714	—	$2,127
Consumer Staples	11,784,175	11,784,175	—	—
Energy	4,910,178	4,910,178	—	—
Financials	11,379,218	11,379,218	—	—
Health Care	13,378,275	13,378,275	—	—
Industrials	9,804,539	9,804,539	—	—
Information Technology	17,307,618	17,307,618	—	—
Materials	917,940	917,940	—	—
Telecommunication Services	3,352,711	3,352,711	—	—
Utilities	711,458	711,458	—	—
TOTAL COMMON STOCKS	$86,274,953	$86,272,826	—	$2,127
CONVERTIBLE PREFERRED STOCKS
Health Care	730,183	730,183	—	—
MASTER LIMITED PARTNERSHIP
Energy	880,710	880,710	—	—
Financials	1,324,008	1,324,008	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,204,718	$2,204,718	—	—
PREFERRED STOCKS
Consumer Discretionary	55,820	—	—	55,820
REAL ESTATE INVESTMENT TRUST
Financials	2,808,708	2,808,708	—	—
TOTAL INVESTMENTS IN
SECURITIES	$92,074,382	$92,016,435	—	$57,947

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2015	$1,414,379
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	168,610
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	1,582,989
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$168,610

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2015	$10,241,974
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	777,232
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	11,019,206
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$777,232

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$147,384
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	18,013
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	165,397
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$18,013

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,160,606
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	87,430
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	3,248,036
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$87,430

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$314,956
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	314,956
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$731,790
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	89,441
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	821,231
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$89,441

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$6,273,187
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	416,921
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	6,690,108
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$413,921

Alger SMid Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$675,194
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,014
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	676,208
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$1,014

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$290,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	290,078
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$59,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	59,053
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$1

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2015	$143,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	143,719
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2015	$9,317,970
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	17,947
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	9,335,917
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$17,947

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2015	$2,127
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	2,127
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2015	$55,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	55,820
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$(1)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2016	Methodology	Input	Input/ Range
Alger Capital Appreciation Fund
Common Stocks	$1,582,989	Income	Discount Rate	22.5-40%
		Approach
Preferred Stocks	$11,019,206	Income	Discount Rate	10-40%
		Approach
Alger Mid Cap Growth Fund
Common Stocks	$165,397	Income	Discount Rate	22.5%
		Approach
Preferred Stocks	$3,248,036	Income	Discount Rate	16.1-22.5%
		Approach
Special Purpose Vehicle	$314,956	Cost	Purchase Price	Cost
		Approach
Alger Health Sciences Fund
Common Stocks	$143,719	Income	Discount Rate	30%
		Approach
Preferred Stocks	$9,335,917	Income	Discount Rate	10-20%
		Approach
Rights	$–	Income	Discount Rate	30%
		Approach
Alger Growth & Income Fund
Common Stocks	$2,431	Income	Discount Rate	40%
		Approach
Common Stocks	$284,716	Cost	Purchase Price	Cost
		Approach
Preferred Stocks	$63,795	Income	Discount Rate	40%
		Approach
Alger SMid Cap Growth Fund
Common Stocks	$821,231	Income	Discount Rate	22.5%
		Approach
Preferred Stocks	$6,690,108	Income	Discount Rate	10-22.5%
		Approach
Alger Small Cap Growth Fund
Preferred Stocks	$676,208	Income	Discount Rate	16.1-20%
		Approach
Special Purpose Vehicle	$290,078	Cost	Purchase Price	Cost
		Approach
Alger Small Cap Focus Fund
Preferred Stocks	$59,053	Income	Discount Rate	10-16.1%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2016 there were no transfers of securities between Level 1, Level 2 and
Level 3

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$110,385,023	$110,385,023	—	—
Alger International Growth Fund	12,506,383	12,506,383	—	—
Alger Mid Cap Growth Fund	11,940,529	11,940,529	—	—
Alger SMid Cap Growth Fund	(359,115)	(359,115)	—	—
Alger Small Cap Growth Fund	979,286	979,286	—	—
Alger Small Cap Focus Fund	2,882,499	2,882,499	—	—
Alger Health Sciences Fund	5,625,959	5,625,959	—	—
Alger Growth & Income Fund	1,915,388	1,915,388	—	—
Total	$145,875,952	$145,875,952	—	—

Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2016, there were no open derivative instruments.

NOTE 4 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2016. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc.*	82,955	—	—	82,955	—	$34,841
Preferred Stocks
Choicestream, Inc.	2,365,288	—	—	2,365,288	—	993,421
Class A & Class B*

Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	219,610	—	—	219,610	—	992,637
Inc.*
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	1,492,970

Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	231,474	—	—	231,474	—	1,046,262
Inc.*

Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	50,688	—	—	50,688	—	229,110
Inc.*
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	447,098

Alger Small Cap Focus Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	30,454

Alger Health Sciences Fund
Preferred Stocks

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Prosetta Biosciences,	897,366	—	—	897,366	—	4,056,094
Inc.*
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	4,942,022

Alger Growth & Income Fund
Common Stocks
Choicestream Inc.*	5,064	—	—	5,064	—	2,127
Preferred Stocks
Choicestream, Inc.	132,906	—	—	132,906	—	55,820
Class A & Class B*

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2016